Property and Equipment, Net - Summary of Depreciation expense property, plant and equipment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Depreciation	$ 6,917	$ 7,981	$ 6,659
Technology and Product Development [member]
Property, Plant and Equipment [Line Items]
Depreciation	2,913	4,351	4,001
General and Administrative Expense [member]
Property, Plant and Equipment [Line Items]
Depreciation	2,695	3,377	$ 2,658
Selling and Marketing Expense [member]
Property, Plant and Equipment [Line Items]
Depreciation	$ 1,309	$ 253